Inventory Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Abstract]
Parts and materials	$ 107	$ 108
Coal	83	130
Deferred stripping costs	8	6
Natural gas	2	3
Purchased emission credits	38	4
Inventories	$ 238	$ 251	$ 242